Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Current:
PRC	$ 44,378	$ 127,313	$ 142,992
Deferred:
PRC	91,934	(43,725)	(8,630)
Total provision for income taxes	$ 136,312	$ 83,588	$ 134,362